Right of Use Assets - Summary of Right of Use Assets Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 3,735	$ 3,801	$ 0
Land [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	3,029
Buildings [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	546
Motor vehicle and other asset [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	58
Office equipment [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 102